Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in millions):

	Useful Life Range in Years	October 2, 2016	January 3, 2016
Land		$14.5	$14.6
Buildings and leasehold improvements:
Buildings	1 - 20	8.3	9.8
Leasehold improvements	1 - 20	13.2	9.8
Store equipment	1 - 12	17.2	14.3
Office furniture and fixtures and vehicles:
Office furniture and fixtures	1 - 12	9.8	7.9
Vehicles	2 - 6	33.8	29.2
Tooling	7	0.5	0.1
Construction in process		3.2	3.1

Total property and equipment, gross		100.5	88.8
Accumulated depreciation		32.6	22.6

Total property and equipment, net		$67.9	$66.2

Property and equipment consisted of the following (in millions):

	Useful Life Range in Years	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
Land		$14.6	$14.6
Buildings and leasehold improvements:
Buildings	1 - 20	9.8	8.3
Leasehold improvements	1 - 20	9.8	6.1
Store equipment	1 - 12	14.3	8.4
Office furniture and fixtures and vehicles:
Office furniture and fixtures	1 - 12	7.9	4.9
Vehicles	2 - 6	29.2	21.4
Tooling	7	0.1	0.1
Construction in process		3.1	—

Total Property and equipment, gross		88.8	63.8
Accumulated depreciation		22.6	10.3

Total Property and equipment, net		$66.2	$53.5